INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2021
INCOME AND MINING TAXES
INCOME AND MINING TAXES

25.INCOME AND MINING TAXES

Income and mining taxes expense is made up of the following components:

	Year Ended December 31,
	2021	2020
Current income and mining taxes	$181,812	$180,202
Deferred income and mining taxes:
Origination and reversal of temporary differences	178,588	75,756
Total income and mining taxes expense	$360,400	$255,958

The income and mining taxes expense is different from the amount that would have been calculated by applying the Canadian statutory income tax rate as a result of the following:

	Year Ended December 31,
	2021	2020
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense at statutory income tax rate	$234,887	$199,568
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	119,692	94,511
Impact of foreign tax rates	(9,531)	(7,471)
Permanent differences	(5,718)	(19,197)
Impact of foreign exchange on deferred income tax balances	21,070	(11,453)
Total income and mining taxes expense	$360,400	$255,958

The following table sets out the components of Agnico Eagle’s net deferred income tax assets:

	As at	As at
	December 31, 2021	December 31, 2020
Mining properties	$9,439	$—
Net operating loss carry forwards	107,489	—
Reclamation provisions and other liabilities	16,680	—
Total net deferred income tax assets	$133,608	$—

The following table sets out the components of Agnico Eagle’s net deferred income and mining tax liabilities:

	As at	As at
	December 31, 2021	December 31, 2020
Mining properties	$1,514,017	$1,390,600
Net operating and capital loss carry forwards	(27,459)	(100,026)
Mining taxes	(98,807)	(90,706)
Reclamation provisions and other liabilities	(175,001)	(163,807)
Total net deferred income and mining tax liabilities	$1,212,750	$1,036,061

Changes in net deferred tax assets and liabilities for the years ended December 31, 2021 and 2020 are as follows:

	As at	As at
	December 31, 2021	December 31, 2020
Net deferred income and mining tax liabilities - beginning of year	$1,036,061	$948,142
Income and mining tax impact recognized in net income	179,720	76,197
Income tax impact recognized in other comprehensive income and equity	(3,542)	11,722
Deferred income tax assets acquired on the purchase of TMAC	(133,097)	—
Net deferred income and mining tax liabilities - end of year	$1,079,142	$1,036,061

The Company operates in different jurisdictions and, accordingly, it is subject to income and other taxes under the various tax regimes in the countries in which it operates. The tax rules and regulations in many countries are highly complex and subject to interpretation. The Company may be subject, in the future, to a review of its historic income and other tax filings and, in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations to the Company’s business conducted within the country involved.

The deductible temporary differences in respect of which a deferred tax asset has not been recognized in the consolidated balance sheets are as follows:

	As at	As at
	December 31, 2021	December 31, 2020
Other deductible temporary differences	$420,154	$214,520

The Company has $469.1 million (2020 - $411.4 million) of taxable temporary differences associated with its investments in subsidiaries for which deferred income tax has not been recognized, as the Company is able to control the timing of the reversal of the taxable temporary differences and it is probable that they will not reverse in the foreseeable future.

The Company is subject to taxes in Canada, Mexico and Finland, each with varying statutes of limitations. Prior taxation years generally remain subject to examination by applicable taxation authorities.